INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
INVENTORIES [Abstract]
Schedule of inventories
in millions of $	As of December 31,
	2015	2016

Raw materials	110.8	76.0
Work-in-progress	39.1	29.5
Finished goods	243.6	211.1
Project assets	12.6	21.9

	406.1	338.5